3. SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Amortized Cost
Mortgage-backed securities:
Government National Mortgage Assoc.	$ 1,618	$ 1,772
Federal Home Loan Mortgage Corp.	2,077	3,343
Federal National Mortgage Assoc.	12,914	16,367
Total Mortgage-backed securities	16,609	21,482
CMOs:
Government National Mortgage Assoc.	1,604	1,987
Marketable equity securities	371	386
Total	18,584	23,855
Gross Unrealized Gains
Mortgage-backed securities:
Government National Mortgage Assoc.	56	61
Federal Home Loan Mortgage Corp.	92	91
Federal National Mortgage Assoc.	928	812
Total Mortgage-backed securities	1,076	964
CMOs:
Government National Mortgage Assoc.	184	196
Marketable equity securities	125	136
Total	1,385	1,296
Gross Unrealized Losses
Mortgage-backed securities:
Government National Mortgage Assoc.	0	0
Federal Home Loan Mortgage Corp.	0	0
Federal National Mortgage Assoc.	0	0
Total Mortgage-backed securities	0	0
CMOs:
Government National Mortgage Assoc.	0	0
Marketable equity securities	(2)	(3)
Total	(2)	(3)
EstimatedFairValueSecuritiesAFSMember
Mortgage-backed securities:
Government National Mortgage Assoc.	1,674	1,833
Federal Home Loan Mortgage Corp.	2,169	3,434
Federal National Mortgage Assoc.	13,842	17,179
Total Mortgage-backed securities	17,685	22,446
CMOs:
Government National Mortgage Assoc.	1,788	2,183
Marketable equity securities	494	519
Total	$ 19,967	$ 25,148